AB Cap Fund, Inc.

AB FlexFee Emerging Markets Growth Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Information Technology – 24.7%
Electronic Equipment, Instruments & Components – 2.8%
Hangzhou Hikvision Digital Technology Co., Ltd. - Class A	26,400	$149,188
Sinbon Electronics Co., Ltd.	6,000	37,353

		186,541

IT Services – 2.7%
GDS Holdings Ltd. (ADR)(a) (b)	1,260	103,106
My EG Services Bhd	201,500	63,949
Network International Holdings PLC(b) (c)	4,290	15,089

		182,144

Semiconductors & Semiconductor Equipment – 14.1%
ASPEED Technology, Inc.	250	9,892
Broadcom, Inc.	380	138,441
MediaTek, Inc.	8,000	169,512
Micron Technology, Inc.(b)	560	26,298
SK Hynix, Inc.	530	37,992
Taiwan Semiconductor Manufacturing Co., Ltd.	37,900	570,170

		952,305

Software – 0.6%
Douzone Bizon Co., Ltd.	410	36,536

Technology Hardware, Storage & Peripherals – 4.5%
Samsung Electronics Co., Ltd.	4,730	234,817
Samsung Electronics Co., Ltd. (Preference Shares)	1,670	71,878

		306,695

		1,664,221

Consumer Discretionary – 22.4%
Diversified Consumer Services – 5.7%
Fu Shou Yuan International Group Ltd.	96,000	93,769
New Oriental Education & Technology Group, Inc. (Sponsored ADR)(b)	1,303	194,798
TAL Education Group (ADR)(b)	1,280	97,331

		385,898

Hotels, Restaurants & Leisure – 1.7%
OPAP SA	11,910	112,941

Internet & Direct Marketing Retail – 15.0%
Alibaba Group Holding Ltd.(b)	17,940	658,597
JD.com, Inc. - Class A(b)	6,230	239,888
Naspers Ltd. - Class N	655	115,689

		1,014,174

		1,513,013

Financials – 18.6%
Banks – 5.9%
Bandhan Bank Ltd.(b) (c)	4,237	15,884

Company	Shares	U.S. $ Value
Bank Central Asia Tbk PT	15,500	$28,294
Bank for Foreign Trade of Vietnam JSC	28,130	103,014
Capitec Bank Holdings Ltd.	1,320	81,300
Sberbank of Russia PJSC (Sponsored ADR)	14,469	168,853

		397,345

Capital Markets – 0.9%
B3 SA - Brasil Bolsa Balcao	3,900	38,202
New Frontier Health Corp.(b)	3,150	24,035

		62,237

Consumer Finance – 3.1%
Manappuram Finance Ltd.	40,858	87,474
Muangthai Capital PCL(b)	27,200	42,275
Muthoot Finance Ltd.	5,387	82,850

		212,599

Insurance – 6.6%
AIA Group Ltd.	20,000	198,802
IRB Brasil Resseguros S/A	4,700	6,268
Ping An Insurance Group Co. of China Ltd. - Class H	23,000	238,760

		443,830

Thrifts & Mortgage Finance – 2.1%
Housing Development Finance Corp., Ltd.	6,005	141,758

		1,257,769

Communication Services – 13.3%
Entertainment – 5.1%
HUYA, Inc. (ADR)(b)	3,570	85,502
NCSoft Corp.	187	128,868
NetEase, Inc.	7,350	131,965

		346,335

Interactive Media & Services – 7.3%
Tencent Holdings Ltd.	7,300	493,067

Wireless Telecommunication Services – 0.9%
Safaricom PLC	220,850	60,783

		900,185

Industrials – 7.0%
Commercial Services & Supplies – 4.5%
A-Living Services Co., Ltd. - Class H(c)	29,000	148,370
Sunny Friend Environmental Technology Co., Ltd.	19,000	151,237

		299,607

Electrical Equipment – 0.5%
Voltronic Power Technology Corp.	1,050	35,667

Professional Services – 0.5%
L&T Technology Services Ltd.(c)	1,580	34,556

Road & Rail – 1.5%
Globaltrans Investment PLC (Sponsored GDR)(c)	16,286	99,344

		469,174

Company	Shares	U.S. $ Value
Energy – 4.1%
Oil, Gas & Consumable Fuels – 4.1%
Petroleo Brasileiro SA (ADR)	20,616	$146,786
Reliance Industries Ltd.	4,322	130,881

		277,667

Health Care – 2.8%
Health Care Equipment & Supplies – 1.0%
Top Glove Corp. Bhd	28,700	57,544
Yestar Healthcare Holdings Co., Ltd.(b)	57,500	9,571

		67,115

Health Care Providers & Services – 1.2%
Jinxin Fertility Group Ltd.(c)	49,200	62,431
Universal Vision Biotechnology Co., Ltd.	2,000	18,296

		80,727

Pharmaceuticals – 0.6%
Genomma Lab Internacional SAB de CV - Class B(b)	43,840	42,627

		190,469

Real Estate – 2.4%
Equity Real Estate Investment Trusts (REITs) – 1.5%
Embassy Office Parks REIT	20,800	102,013

Real Estate Management & Development – 0.9%
Vincom Retail JSC(b)	48,410	58,278

		160,291

Utilities – 1.6%
Electric Utilities – 1.6%
Equatorial Energia SA	29,200	110,126

Consumer Staples – 1.1%
Food & Staples Retailing – 0.5%
Dino Polska SA(b) (c)	540	31,766

Household Products – 0.2%
C&S Paper Co., Ltd.	5,500	17,443

Tobacco – 0.4%
VST Industries Ltd.	590	26,212

		75,421

Total Common Stocks (cost $5,687,389)		6,618,336

EQUITY LINKED NOTES – 1.4%
Information Technology – 1.1%
Electronic Equipment, Instruments & Components – 1.1%
FPT Corp., Macquarie Bank Ltd., expiring 03/31/2021(b)	35,190	75,900

Company		Shares		U.S. $ Value

Consumer Discretionary – 0.3%
Specialty Retail – 0.3%
Mobile World Investment Corp., Macquarie Bank Ltd., expiring 03/31/2021(b)		3,666		$16,494

Total Equity Linked Notes (cost $101,031)				92,394

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(d) (e) (f) (cost $26,814)		26,814		26,814

	Principal Amount (000)
Time Deposits – 0.0%
BBH, Grand Cayman
(1.49)%, 10/01/2020	CHF	0	*	13
(0.69)%, 10/01/2020	EUR	1		800
0.01%, 10/01/2020	SGD	0	*	42
0.01%, 10/05/2020	HKD	5		674
0.01%, 10/01/2020	GBP	1		800
5.20%, 10/01/2020	ZAR	12		688

Total Time Deposits (cost $3,017)				3,017

Total Short-Term Investments (cost $29,831)				29,831

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $5,818,251)				6,740,561

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(d) (e) (f) (cost $98,400)		98,400		98,400

Total Investments – 101.2% (cost $5,916,651)(g)				6,838,961
Other assets less liabilities – (1.2)%				(84,020)

Net Assets – 100.0%				$6,754,941

*	Principal amount less than 500.
(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.

(c)   Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate market value of these securities amounted to $407,440 or 6.0% of net assets.

(d) Affiliated investments.
(e) The rate shown represents the 7-day yield as of period end.
(f) To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(g)  As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,172,951 and gross unrealized depreciation of investments was $(250,641), resulting in net unrealized appreciation of $922,310.

Currency Abbreviations:
CHF – Swiss Franc
EUR – Euro
GBP – Great British Pound
HKD – Hong Kong Dollar
SGD – Singapore Dollar
ZAR – South African Rand
Glossary:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
JSC – Joint Stock Company
PJSC – Public Joint Stock Company
REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

September 30, 2020 (unaudited)

40.4%	China
14.7%	Taiwan
9.2%	India
7.6%	South Korea
4.5%	Brazil
4.0%	Russia
3.8%	Vietnam
3.3%	Hong Kong
2.9%	South Africa
2.4%	United States
1.8%	Malaysia
1.7%	Greece
0.9%	Kenya
2.4%	Other
0.4%	Short-Term
100.0%	Total Investments

1

All data are as of September 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.6% or less in the following: Indonesia, Mexico, Poland, Thailand and United Arab Emirates.

AB Cap Fund, Inc.

AB FlexFee Emerging Markets Growth Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$267,845	$1,396,376		$-0-	$1,664,221
Consumer Discretionary	292,129	1,220,884		-0-	1,513,013
Financials	237,358	1,020,411		-0-	1,257,769
Communication Services	85,502	814,683		-0-	900,185
Industrials	99,344	369,830		-0-	469,174
Energy	146,786	130,881		-0-	277,667
Health Care	52,198	138,271		-0-	190,469
Real Estate	-0-	160,291		-0-	160,291
Utilities	110,126	-0-		-0-	110,126
Consumer Staples	-0-	75,421		-0-	75,421
Fixed Income Securities:
Equity Linked Notes	-0-	92,394		-0-	92,394
Short-Term Investments:
Investment Companies	26,814	-0-		-0-	26,814
Time Deposits	-0-	3,017		-0-	3,017
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	98,400	-0-		-0-	98,400

Total Investments in Securities	1,416,502	5,422,459	†	-0-	6,838,961
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$1,416,502	$5,422,459		$-0-	$6,838,961

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2020 is as follows:

Fund	Market Value 12/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$27	$2,877	$2,877	$27	$0	**
Government Money Market Portfolio*	80	1,403	1,385	98	0	**
Total				$125	$0	**

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.